Equity Method Investments and Variable Interest Entities (Schedule of Variable Interest Entities) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total Assets	$ 5,705,000,000	$ 5,360,000,000
Total Liabilities	4,096,000,000	3,507,000,000
Variable Interest Entity, Not Primary Beneficiary | Affinity joint venture (U.K. MFTS project)
Schedule of Equity Method Investments [Line Items]
Total Assets	11,000,000	14,000,000
Total Liabilities	9,000,000	10,000,000
Variable Interest Entity, Not Primary Beneficiary | Aspire Defence Limited
Schedule of Equity Method Investments [Line Items]
Total Assets	68,000,000	67,000,000
Total Liabilities	5,000,000	5,000,000
Variable Interest Entity, Not Primary Beneficiary | JKC joint venture (Ichthys LNG project)
Schedule of Equity Method Investments [Line Items]
Total Assets	606,000,000	546,000,000
Total Liabilities	44,000,000	29,000,000
Variable Interest Entity, Not Primary Beneficiary | U.K. Road project joint ventures
Schedule of Equity Method Investments [Line Items]
Total Assets	59,000,000	40,000,000
Total Liabilities	0	21,000,000
Variable Interest Entity, Not Primary Beneficiary | Middle East Petroleum Corporation (EBIC Ammonia project)
Schedule of Equity Method Investments [Line Items]
Total Assets	31,000,000	47,000,000
Total Liabilities	1,000,000	1,000,000
Variable Interest Entity, Primary Beneficiary | Aspire Defence Limited
Schedule of Equity Method Investments [Line Items]
Total Assets	448,000,000	530,000,000
Total Liabilities	205,000,000	283,000,000
Variable Interest Entity, Primary Beneficiary | KJV-G joint venture (Gorgon LNG project)
Schedule of Equity Method Investments [Line Items]
Total Assets	0	0
Total Liabilities	0	17,000,000
Variable Interest Entity, Primary Beneficiary | Fasttrax Limited (Fasttrax project)
Schedule of Equity Method Investments [Line Items]
Total Assets	45,000,000	45,000,000
Total Liabilities	$ 18,000,000	$ 24,000,000